July 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-4720

Re:

American Century Quantitative Equity Funds, Inc. (the "Registrant")
Post-Effective Amendment No. 64 (File No. 33-19589) under the Securities Act of 1933
(the “1933 Act”), and Amendment No. 66 (File No. 811-5447) under the Investment Company Act of 1940 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purposes of the Amendment are to: (i) add a new series of the Registrant, the Emerging Markets Value Fund, (ii) update the financial statements of the Registrant, and (iii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4916.

Sincerely,

/s/ Daniel K. Richardson

Daniel K. Richardson

Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com